Zurich Scudder Investments, Inc.
                                                Two International Place
                                                Boston, MA  02110
                                                December 5, 2001



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549


RE: Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A of Zurich YieldWise Money Fund, Zurich YieldWise Government Money Fund and Zurich YieldWise Municipal Money Fund, each a series of Zurich YieldWise Funds (the "Trust") (Reg. Nos. 333-21187, 811-8047)


Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Trust, pursuant to Rule 497(c), upon the effectiveness of Post-Effective Amendment No. 9 to the Trust's Registration Statement on Form N-1A (the "Amendment"), does not differ from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on November 30, 2001.

         Comments or questions concerning this certificate may be directed to Jeanne Carroll at (617) 295-2592.

                                          Very truly yours,



                                   By:    /s/John Millette
                                          --------------------------------------
                                          John Millette
                                          Secretary